Notes to the consolidated statement of cash flows	12 Months Ended
Dec. 31, 2021
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

29. Notes to the consolidated statement of cash flows

EURm	2021	2020	2019
Adjustments for(1)
Depreciation and amortization	1 095	1 132	1 660
Share-based payments	108	76	81
Impairment charges	40	246	102
Restructuring charges(2)	183	454	397
Profit from non-current investments	(188)	(61)	(50)
Profit on sale of property, plant and equipment, net	(59)	(3)	(15)
Share of results of associated companies and joint ventures	(9)	(26)	(12)
Financial income and expenses	240	167	283
Income tax expense	273	3 254	140
Gain on the sale of businesses	–	–	(4)
Other operating income and expenses	30	28	45
Total	1 713	5 267	2 627

(1)   Includes continuing and discontinued operations.

(2)   Adjustments represent the non-cash portion of the restructuring charges recognized in the consolidated income statement.

Nokia had no material non-cash investing or financing transactions in any of the years presented.